Schedule of investments
Macquarie VIP Pathfinder Aggressive Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 91.78%<<
Fixed Income Funds — 14.59%
Macquarie VIP Corporate Bond Series – Service Class	1,522,582	$ 7,110,459
Macquarie VIP High Income Series – Standard Class	42,836	123,797
Macquarie VIP Limited-Term Bond Series – Service Class	26,475	123,636
		7,357,892
Global / International Equity Fund — 29.27%
Macquarie VIP International Core Equity Series – Standard Class	774,675	14,757,559
		14,757,559
US Equity Funds — 47.92%
Macquarie VIP Core Equity Series – Service Class	806,893	11,256,154
Macquarie VIP Growth and Income Series – Standard Class	230,014	8,057,368
Macquarie VIP Smid Cap Core Series – Service Class	142,739	1,829,918
Macquarie VIP Value Series – Service Class	700,865	3,020,729
		24,164,169
Total Affiliated Mutual Funds (cost $46,440,870)		46,279,620

Exchange-Traded Funds — 8.05%<<
Macquarie Focused International Core ETF	14,792	383,870
Macquarie Focused Large Growth ETF	122,300	3,675,115
Total Exchange-Traded Funds (cost $4,009,094)		4,058,985

	Number of shares	Value (US $)

Short-Term Investments — 0.95%
Money Market Mutual Funds — 0.95%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	119,625	$ 119,625
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	119,625	119,625
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	119,626	119,626
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	119,626	119,626
Total Short-Term Investments (cost $478,502)		478,502

Total Value of Securities—100.78% (cost $50,928,466)		50,817,107
Liabilities Net of Receivables and Other Assets—(0.78%)		(394,065)
Net Assets Applicable to 11,139,675 Shares Outstanding — 100.00%		$50,423,042
<<	Affiliated company.
Summary of abbreviations:
ETF – Exchange-Traded Fund
NQ- VIP-PF [0925] 1125 (4967872)    1